UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

God Bless America ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 God Bless America ETF Ticker: YALL (Listed on NYSE Arca, Inc. )

This semi-annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by writing the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
God Bless America ETF	$33	0.65%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026 )

Fund Size (Thousands)	$102,075
Number of Holdings	41
Total Advisory Fee	$320,953
Portfolio Turnover Rate	6%

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 12.1%
Health Care 11.7%
Media 8.9%
Financial Services 7.7%
Industrial Services 7.4%
Consumer Discretionary Products 7.1%
Retail & Wholesale - Staples 6.1%
Materials 6.0%
Software & Tech Services 5.6%
Industrial Products 4.7%
Consumer Staple Products 4.6%
Retail & Wholesale - Discretionary 4.2%
Oil & Gas 4.2%
Banking 4.1%
Utilities 3.3%
Real Estate 2.2%
Cash & Other 0.1%

What did the Fund invest in?

(as of February 28, 2026 )

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	6.3
Tesla, Inc.	6.3
Broadcom, Inc.	5.7
HCA Healthcare, Inc.	5.2
Costco Wholesale Corp.	4.8
Electronic Arts, Inc.	4.8
Boeing Co.	4.7
Charles Schwab Corp.	4.3
Charter Communications, Inc. - Class A	4.1
Regions Financial Corp.	4.1

This is a summary of certain changes and planned changes to the Fund. For more complete information, you may review the Fund's prospectus.

At a meeting held on January 22, 2026, the Board of Trustees of Tidal Trust I unanimously approved an Agreement and Plan of Reorganization providing for the reorganization of the God Bless America ETF into the Truth Social God Bless America ETF, a newly-formed shell series of Truth Social Funds. The reorganization is subject to the approval and consent of a majority of the Fund’s shares outstanding. If approved by shareholders, the anticipated changes are expected to occur during the second quarter of 2026.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.godblessamericaetf.com .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

God Bless America ETF	| YALL | NYSE Arca, Inc.

God Bless America ETF

God Bless America ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 4.1%
Regions Financial Corp.	149,886	$4,171,327

Consumer Discretionary Products - 7.1%
D.R. Horton, Inc.	5,246	841,406
Tesla, Inc.(a)	15,863	6,385,016
		7,226,422

Consumer Staple Products - 4.6%
Colgate-Palmolive Co.	13,106	1,299,329
General Mills, Inc.	22,974	1,039,114
Mondelez International, Inc. - Class A	19,134	1,178,272
Tyson Foods, Inc. - Class A	18,037	1,172,224
		4,688,939

Financial Services - 7.7%
Charles Schwab Corp.	46,581	4,434,511
Coinbase Global, Inc. - Class A(a)	8,047	1,415,065
MARA Holdings, Inc.(a)	220,338	1,969,822
		7,819,398

Health Care - 11.7%
Amgen, Inc.	10,734	4,166,509
Danaher Corp.	11,747	2,474,388
HCA Healthcare, Inc.	9,944	5,267,337
		11,908,234

Industrial Products - 4.7%
Boeing Co.(a)	21,109	4,802,931

Industrial Services - 7.4%
Cintas Corp.	8,074	1,623,924
CSX Corp.	42,082	1,796,480
Paychex, Inc.	9,068	849,218
Waste Management, Inc.	13,815	3,327,205
		7,596,827

Materials - 6.0%
Martin Marietta Materials, Inc.	1,560	1,055,449
Newmont Corp.	18,609	2,419,170
Nucor Corp.	5,957	1,053,674

The accompanying notes are an integral part of these financial statements.

Sherwin-Williams Co.	4,451	$1,613,888
		6,142,181

Media - 8.9%
Charter Communications, Inc. - Class A(a)	18,052	4,235,541
Electronic Arts, Inc.	24,253	4,864,424
		9,099,965

Oil & Gas - 4.2%
EOG Resources, Inc.	12,044	1,494,420
Occidental Petroleum Corp.	30,358	1,611,403
SLB NV	23,069	1,184,362
		4,290,185

Real Estate - 2.2%
Prologis, Inc. - REIT	9,885	1,409,304
Public Storage - REIT	2,794	857,926
		2,267,230

Retail & Wholesale - Discretionary - 4.2%
Copart, Inc.(a)	58,411	2,224,875
Tractor Supply Co.	39,874	2,067,068
		4,291,943

Retail & Wholesale - Staples - 6.1%
Costco Wholesale Corp.	4,817	4,868,975
Dollar General Corp.	8,723	1,362,882
		6,231,857

Software & Tech Services - 5.6%
Palantir Technologies, Inc. - Class A(a)	29,619	4,063,431
Strategy, Inc. - Class A(a)	12,752	1,651,384
		5,714,815

Tech Hardware & Semiconductors - 12.1%
Broadcom, Inc.	18,300	5,847,765
NVIDIA Corp.	36,461	6,460,525
		12,308,290

Utilities - 3.3%
Dominion Energy, Inc.	16,999	1,073,317
NextEra Energy, Inc.	12,481	1,170,343
Xcel Energy, Inc.	13,661	1,138,781
		3,382,441

TOTAL COMMON STOCKS (Cost $79,644,366)		101,942,985

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.60%(b)	96,893	$96,893

TOTAL SHORT-TERM INVESTMENTS (Cost $96,893)		96,893

TOTAL INVESTMENTS - 100.0% (Cost $79,741,259)		$102,039,878
Other Assets in Excess of Liabilities - 0.0%(c)		35,439
TOTAL NET ASSETS - 100.0%		$102,075,317

Percentages are stated as a percent of net assets.

REIT             Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

God Bless America ETF
ASSETS:
Investments, at value (cost $79,741,259) (Note 2)	$102,039,878
Dividends receivable	85,881
Interest receivable	198
Total assets	102,125,957

LIABILITIES:
Payable to adviser (Note 4)	50,640
Total liabilities	50,640
NET ASSETS	$102,075,317

NET ASSETS CONSISTS OF:
Paid-in capital	$77,413,483
Total distributable earnings/(accumulated losses)	24,661,834
Total Net Assets	$102,075,317

Net assets	$102,075,317
Shares issued and outstanding(a)	2,305,000
Net asset value per share	$44.28

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

God Bless America ETF
INVESTMENT INCOME:
Dividend income	$568,955
Interest income	2,839
Total investment income	571,794

EXPENSES:
Investment advisory fee (Note 4)	320,953
Total expenses	320,953
NET INVESTMENT INCOME (LOSS)	250,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(93,882)
In-kind redemptions	3,631,027
Net realized gain (loss)	3,537,145
Net change in unrealized appreciation (depreciation) on:
Investments	(500,412)
Net change in unrealized appreciation (depreciation)	(500,412)
Net realized and unrealized gain (loss)	3,036,733
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,287,574

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	God Bless America ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$250,841	$467,232
Net realized gain (loss)	3,537,145	6,956,110
Net change in unrealized appreciation (depreciation)	(500,412)	6,804,055
Net increase (decrease) in net assets resulting from operations	3,287,574	14,227,397

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(488,305)	(434,507)
Total distributions to shareholders	(488,305)	(434,507)

CAPITAL TRANSACTIONS:
Subscriptions	10,097,294	22,188,602
Redemptions	(6,242,787)	(18,134,082)
Net increase (decrease) in net assets from capital transactions	3,854,507	4,054,520

NET INCREASE (DECREASE) IN NET ASSETS	6,653,776	17,847,410

NET ASSETS:
Beginning of the period	95,421,541	77,574,131
End of the period	$102,075,317	$95,421,541

SHARES TRANSACTIONS
Subscriptions	230,000	570,000
Redemptions	(140,000)	(480,000)
Total increase (decrease) in shares outstanding	90,000	90,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	God Bless America ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023(a)

PER SHARE DATA:

Net asset value, beginning of period	$43.08	$36.51	$27.70	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.11	0.21	0.24	0.16
Net realized and unrealized gain (loss)(c)	1.30	6.55	9.60	7.58
Total from investment operations	1.41	6.76	9.84	7.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.19)	(1.03)	(0.04)
Net realized gains	–	–	(0.00)(d)	–
Total distributions	(0.21)	(0.19)	(1.03)	(0.04)

Net asset value, end of period	$44.28	$43.08	$36.51	$27.70
TOTAL RETURN(e)	3.29%	18.57%	36.45%	38.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102,075	$95,422	$77,574	$46,396
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to
average net assets(f)	0.51%	0.54%	0.76%	0.73%
Portfolio turnover rate(e)(g)	6%	16%	24%	45%

(a)	Inception date of the Fund was October 10, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The God Bless America ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Curran Financial Partners, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on October 10, 2022.

The investment objective of the Fund is to seek capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

February 28, 2026 (Unaudited)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$101,942,985	$–	$–	$101,942,985
Money Market Funds	96,893	–	–	96,893
Total Investments	$102,039,878	$–	$–	$102,039,878

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital

Notes to Financial Statements

February 28, 2026 (Unaudited)

gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid

Notes to Financial Statements

February 28, 2026 (Unaudited)

investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s investment approach relies on the accuracy of information from various sources (e.g., social media), which information may prove to be incorrect or incomplete. As a result, any decisions made in reliance thereon expose the Fund to potential risks that, in turn, may negatively impact the Fund’s performance.

Political Criteria Risk. Because the Sub- Adviser evaluates the political activity of the companies in the Fund’s investment universe as part of its portfolio management process, it may forego some market opportunities available to other funds that do not consider political factors. The Fund’s consideration of political activity as a consideration in the portfolio management process may also prompt the Fund to sell a security at inopportune times. As a result, the Fund may underperform funds that do not evaluate companies based on political activity.

Market Capitalization Risks.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Notes to Financial Statements

February 28, 2026 (Unaudited)

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.65% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$5,858,776	$5,746,068

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$9,669,845	$6,139,976

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

Notes to Financial Statements

February 28, 2026 (Unaudited)

Distributions paid from:	February 28, 2026	August 31, 2025
Ordinary Income	$488,305	$434,507

As of the most recent fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$73,373,365
Gross tax unrealized appreciation	25,297,502
Gross tax unrealized depreciation	(3,263,943)

Net tax unrealized appreciation (depreciation)	22,033,559
Undistributed ordinary income (loss)	298,686
Undistributed long-term capital gain (loss)	–
Total distributable earnings	298,686
Other accumulated gain (loss)	(469,680)

Total distributable earnings/(accumulated losses)	$21,862,565

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2025, the Fund had long-term and short-term capital loss carryovers of $304,219 and $165,461, respectively, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. At a Board meeting held on January 22, 2026, the Board unanimously approved an Agreement and Plan of Reorganization providing for the reorganization of the God Bless America ETF into the Truth Social God Bless America ETF, a newly-formed shell series of Truth Social Funds. The anticipated changes are expected to occur during the second quarter of 2026. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the God Bless America ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Curran Financial Partners, LLC (“Curran” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance (at net asset value) against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. large blend funds) (the “YALL Peer Group”). The Board noted that the Fund outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended June 30, 2025. The Board also considered that the Fund’s performance was above the YALL Peer Group median and average over the one-year period ended July 31, 2025. The Board also noted that the Fund ranked 91 out of 231 funds in the YALL Peer Group for the one-year period ended July 31, 2025.

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to an agreement with the Sub-Adviser who has contractually agreed to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.65% was above the YALL Peer Group average of 0.384%, and that the Fund’s expense ratio of 0.65% was above the YALL Peer Group average of 0.395%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and the profitability of the Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Curran. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Curran’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Adam Curran who serves as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Curran involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Curran, including information regarding Curran’s compliance program, its compliance personnel (including an outsourced chief compliance officer) and compliance record, as well as Curran’s cybersecurity program and business continuity plan. The Board noted that Curran does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services Curran provides to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Curran is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Curran had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Curran’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Curran is responsible for selecting investments for the Fund. Accordingly, the Board considered the performance of the Fund (at net asset value) on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index) and in comparison to the YALL Peer Group. The Board noted that the Fund outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended June 30, 2025. The Board also considered that the Fund’s performance was above the YALL Peer Group median and average over the one-year period ended July 31, 2025. The Board also noted that the Fund ranked 91 out of 231 funds in the YALL Peer Group for the one-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Curran has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Curran’s continued management.

3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Curran under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Curran. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Curran. Consequently, the Board did not consider the cost of services provided by Curran or profitability from its relationship with the Fund to be material factors for consideration given that Curran is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Curran were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Curran by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Curran.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Curran are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Curran from its association with the Fund. The Board concluded that the benefits Curran may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Curran provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.